Commitments and contingencies - Income tax declaration for 2019, 2020 and 2021 (Details)					1 Months Ended												24 Months Ended
	Nov. 12, 2025 USD ($)	Nov. 12, 2025 PEN (S/)	Aug. 07, 2025 USD ($)	Aug. 07, 2025 PEN (S/)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 PEN (S/)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 PEN (S/)	Apr. 30, 2025 USD ($)	Apr. 30, 2025 PEN (S/)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 PEN (S/)	Oct. 31, 2023 USD ($)	Oct. 31, 2023 PEN (S/)	Jan. 31, 2023 USD ($)	Jan. 31, 2023 PEN (S/)	Sep. 30, 2025 PEN (S/)	Jan. 13, 2026 USD ($)	Jan. 13, 2026 PEN (S/)	Dec. 31, 2025 PEN (S/)	Sep. 25, 2025 USD ($)	Sep. 25, 2025 PEN (S/)	Apr. 29, 2025 USD ($)	Apr. 29, 2025 PEN (S/)	Nov. 20, 2024 USD ($)	Nov. 20, 2024 PEN (S/)
Disclosure of Commitments and contingencies [Line Items]
Tax claims disbursements					$ 693,639,000
Forced Payments of Tax Debts in 2019 Claimed
Disclosure of Commitments and contingencies [Line Items]
Tax claims disbursements					754,000
Forced Payments of Tax Debts in 2020 Claimed
Disclosure of Commitments and contingencies [Line Items]
Tax claims disbursements					1,391,000
SUNAT. | Tax Year 2019 | Open tax procedure
Disclosure of Commitments and contingencies [Line Items]
Deductions disallowed during the tax examinations									$ 3,559,000	S/ 11,987,000					$ 3,559,000	S/ 11,987,000
Payments to contractors disallowed									2,587,000	9,622,000					2,587,000	9,622,000
Carry forward tax losses questioned									$ 66,683,000	S/ 224,588,000					$ 66,683,000	S/ 224,588,000
Tax assessment value					1,487,000															S/ 4,994,000
SUNAT. | Tax Year 2019 | Open tax procedure | Forced Payments of Tax Debts in 2019 Claimed
Disclosure of Commitments and contingencies [Line Items]
Tax claims disbursements																							$ 754,000	S/ 2,531,000
SUNAT. | Tax Year 2020
Disclosure of Commitments and contingencies [Line Items]
Tax assessment value																									$ 80,000	S/ 269,000
SUNAT. | Tax Year 2020 | Open tax procedure
Disclosure of Commitments and contingencies [Line Items]
Deductions disallowed during the tax examinations							$ 15,990,000	S/ 53,855,000					$ 15,990,000	S/ 53,855,000
Carry forward tax losses questioned							70,242,000						70,242,000				S/ 236,576,000
Tax assessment value					1,487,000															5,392,000
Market value applied in the sale							$ 14,382,000	S/ 48,440,000					$ 14,382,000	S/ 48,440,000
SUNAT. | Tax Year 2020 | Open tax procedure | Forced Payments of Tax Debts in 2020 Claimed
Disclosure of Commitments and contingencies [Line Items]
Tax claims disbursements																					$ 1,391,000	S/ 4,673,000
SUNAT. | Tax Year 2020 | Examination Of Net Assets Tax Credits
Disclosure of Commitments and contingencies [Line Items]
Tax assessment value					5,163,000															17,336,000
Amount of tax liability paid			$ 4,242,000	S/ 14,246,000
SUNAT. | Tax Year 2021 | Open tax procedure
Disclosure of Commitments and contingencies [Line Items]
Deductions disallowed during the tax examinations					4,409,000	S/ 14,849,000					$ 4,409,000	S/ 14,849,000
Carry forward tax losses questioned					86,262,000	290,530,000					86,262,000	290,530,000
Tax assessment value					2,504,000															8,409,000
Market value applied in the sale					3,355,000	S/ 11,300,000					$ 3,355,000	S/ 11,300,000
SUNAT. | Tax Year 2021 | Open tax procedure | Forced Payments Of Tax Debts In 2021 Claimed
Disclosure of Commitments and contingencies [Line Items]
Tax claims disbursements																		$ 1,263,000	S/ 4,240,000
SUNAT. | Tax Year 2021 | Examination Of Net Assets Tax Credits
Disclosure of Commitments and contingencies [Line Items]
Tax assessment value					$ 2,753,000															S/ 9,245,000
Amount of tax liability paid	$ 2,278,000	S/ 7,650,000